                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    AGG SPT 3/02
                                                                      70 170 270
                                                                        65036SPT

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     GF SPT 3/02
                                                                      86 186 286
                                                                        65189SPT

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
                        TO THE CLASS D SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  AGG SPT D 3/02

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Value/Core team. The team is made-up of established investment professionals. Current members of the team include John Cunniff, a Managing Director of the Adviser, Jenny Beth Jones, an Executive Director of the Adviser and Richard Glass, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (3) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (4) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (5) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (6) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (7) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (8) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (9) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SCV SPT 3/02
                                                                      78 178 278
                                                                        65202SPT

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   UTLF SPT 3/02
                                                                     184 384 584
                                                                        65080SPT

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The third paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    SCG SPT 3/02
                                                                     147 247 347
                                                                        65187SPT

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN VALUE OPPORTUNITIES FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 27, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The second paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety.

    (2) The last paragraph under the heading "PURCHASE OF SHARES--GENERAL" is hereby deleted in its entirety and replaced with the following paragraph:

        There is no minimum investment amount when establishing an account with the Fund. However, the Fund may redeem any shareholder account (other than retirement accounts and accounts established through a broker for which the transfer agent does not have discretion to initiate transactions) that has been open for one year or more and has a balance of less than $1,000. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase at net asset value without sales charge the number of additional shares needed to bring the account value to $1,000. There will be no involuntary redemption if the value of the account is less than $1,000 due to market depreciation.

    (3) Under the heading "PURCHASE OF SHARES--CLASS B SHARES" the last sentence of the first paragraph after the CLASS B SHARES SALES CHARGE SCHEDULE is hereby deleted in its entirety and replaced with the following:

        The Fund will generally not accept a purchase order for Class B Shares in the amount of $100,000 or more.

    (4) Under the heading "PURCHASE OF SHARES--CLASS C SHARES" the last sentence of the second paragraph is deleted in its entirety and replaced with the following:

        The Fund will not accept a purchase order for Class C Shares in the amount of $1 million or more.

    (5) The first sentence of the first paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT INVESTMENT TRUST REINVESTMENT PROGRAM" is hereby deleted in its entirety and replaced with the following:

        The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value without sales charge if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor.

    (6) The second sentence of the last paragraph under the heading "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--UNIT REINVESTMENT TRUST PROGRAM" is hereby deleted in its entirety.

    (7) The sixth paragraph under the heading "SHAREHOLDER SERVICES--EXCHANGE PRIVILEGE" is hereby deleted in its entirety and replaced with the following:

        The Fund reserves the right to reject any order to purchase its shares through exchange or otherwise. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund limiting or prohibiting, in the Fund's discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchases or sale transactions. Generally, all shareholders are limited to a maximum of eight exchanges per fund during a rolling 365-day period. Exchange privileges will be suspended on a particular fund if more than eight exchanges out of that fund are made by a shareholder during a rolling 365-day period. If exchange privileges are suspended, subsequent exchange requests during the stated period will not be processed. Exchange privileges will be restored when the account history shows fewer than eight exchanges in the rolling 365-day period. This eight exchange policy does not apply to money market funds, systematic exchange plans or employer-sponsored retirement plans. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment.

    (8) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    OPP SPT 3/02
                                                                      57 157 257
                                                                        65192SPT